Consolidated Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–120.99%(b)(c)
Aerospace & Defense–4.76%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.90%	12/06/2025		$ 1,772	$ 1,754,374
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B(e)	–	10/03/2024	EUR	176	183,115
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		3,201	2,993,190
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		1,720	1,607,828
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,229	2,151,174
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%)(d)	7.50%	07/18/2021		179	179,433
Revolver Loan(d)(f)	0.00%	07/18/2021		1,615	1,614,904
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2021		1,790	1,736,168
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		2,390	2,323,669
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3(d)(e)	–	12/31/2021		2,790	2,790,138
PAE Holdings Corp.
Delayed Draw Term Loan(e)	–	10/04/2027		214	213,544
Term Loan(e)	–	10/13/2027		1,056	1,053,483
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,602	1,604,421
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025		1,102	1,096,394
Spirit Aerosystems, Inc., Term Loan B(e)	–	01/15/2025		1,703	1,722,923
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		5,887	5,719,850
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		1,198	1,164,458
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		1,280	1,245,369
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	03/08/2025		797	779,554
					31,933,989
Air Transport–6.31%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		10	7,234
Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	12/15/2023		538	479,459
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		789	774,998
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		6,868	6,678,833
Term Loan B-5(e)	–	12/01/2027		2,493	2,484,088
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		4,211	4,263,002
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	676	721,376
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		1,255	1,278,573
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		2,728	2,819,510
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%)(d)	6.50%	05/09/2024		2,936	2,733,793
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%)(d)	6.50%	05/09/2024		6,224	5,794,487
Incremental Delayed Draw Term Loan(d)(f)	0.00%	05/09/2024		2,184	2,032,923
Term Loan (1 mo. USD LIBOR + 5.50%)(d)	6.50%	05/09/2024		8,809	8,201,380
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		3,759	3,850,897
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		195	183,730
					42,304,283
Automotive–8.35%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		1,518	1,494,185
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)(d)	5.89%	05/22/2025		2,196	2,184,766
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.46%	10/30/2026		180	176,459
Ford Motor Co., Delayed Draw Term Loan(d)(e)	–	12/31/2022		4,516	4,312,412
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Garrett Borrowing LLC
DIP Term Loan (1 mo. USD LIBOR + 4.50%)(d)(g)	5.50%	03/31/2021		$ 2,260	$ 2,271,702
Term Loan A (3 mo. EURIBOR + 2.75%)(g)	2.75%	09/27/2023	EUR	1,117	1,287,626
Term Loan B (3 mo. EURIBOR + 2.75%)(g)	3.50%	09/27/2025	EUR	149	173,723
Term Loan B (3 mo. USD LIBOR + 2.50%)(g)	5.75%	09/27/2025		1,871	1,834,251
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		590	579,860
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan(d)(e)	–	10/28/2027		1,122	1,120,102
Term Loan(e)	–	10/28/2027		1,234	1,227,486
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		1,210	1,200,754
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.25%	10/26/2027		3,265	3,240,458
Mavis Tire Express Services Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	03/20/2025		1,599	1,560,276
Term Loan(e)	–	03/20/2025		1,176	1,167,717
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%)(d)	6.25%	04/23/2025		381	346,056
Revolver Loan(d)(f)	0.00%	04/23/2025		1,142	1,038,170
Term Loan (6 mo. USD LIBOR + 5.25%)(d)	6.25%	04/23/2025		18,002	16,364,141
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		71	70,674
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		1,293	1,282,452
Project Boost Purchaser LLC, Term Loan C(e)	–	06/01/2026		424	422,325
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		1,214	1,191,899
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		4,671	4,511,874
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate(d)(h)	12.00%	10/02/2023		164	142,899
Term Loan (3 mo. USD LIBOR + 11.00%)(d)	12.00%	01/01/2024		898	655,784
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		1,130	1,125,688
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	68	82,231
Transtar Holding Co.
Delayed Draw Term Loan(d)(f)	0.00%	04/11/2022		160	161,078
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(d)	5.50%	04/11/2022		1,824	1,796,493
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(d)(h)	7.75%	04/11/2022		723	726,135
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		139	138,594
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		157	152,703
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	4.90%	04/04/2025		1,017	1,003,875
Term Loan B(e)	–	11/06/2027		957	944,655
					55,989,503
Beverage & Tobacco–0.87%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,530	1,504,861
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.25%	12/13/2023			342	335,763
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.34%	12/13/2023			358	356,088
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.32%	12/13/2023			2,113	2,074,825
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			1,035	899,483
Arterra Wines Canada, Inc. (Canada), Term Loan B-1(e)	–	11/19/2027			660	661,450
						5,832,470
Building & Development–2.71%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			1,349	1,381,665
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	09/30/2026			771	771,210
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2027			2,798	2,749,025
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			506	502,824
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR		1,515	1,751,239
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		205	244,868
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/02/2025			44	42,824
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023		$ 35	$ 32,649
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025		752	695,566
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	06/03/2024		93	92,272
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	268	320,228
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2 (3 mo. USD LIBOR + 3.75%)	4.00%	09/30/2026	EUR	669	794,957
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	583	688,344
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	11/15/2023		870	859,541
Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	487	579,728
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023		2,025	2,024,840
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		1,211	1,212,137
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		3,417	3,392,757
					18,136,674
Business Equipment & Services–12.20%
Adevinta ASA (France), Term Loan B (e)	–	10/22/2027			834	836,060
Alorica, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.75%)	10.00%	10/02/2020			243	243,114
Delayed Draw Term Loan(f)	0.00%	10/02/2020			539	539,639
PIK Term Loan B, 1.13% PIK Rate, 6.50% Cash Rate(h)	1.13%	06/30/2022			564	541,494
Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020			782	779,821
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/17/2026	EUR		285	336,630
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026			340	309,881
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024			1,703	1,685,539
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/30/2026			1,810	1,806,057
Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026			2,500	2,474,283
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026			799	777,653
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(h)	9.50%	08/15/2023			562	101,153
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			431	301,768
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.64%	08/08/2025			384	373,618
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.39%	08/08/2026			106	97,860
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023			491	481,188
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			3,855	3,850,512
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028			1,120	1,137,317
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		840	999,881
Dun & Bradstreet Corp. (The), Incremental Term Loan(e)	–	02/06/2026			715	711,603
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.91%	08/02/2024			439	433,111
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026			1,314	1,313,786
Genesys Telecom Holdings, U.S., Inc., Term Loan(e)	–	10/08/2027			2,477	2,472,184
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025			1,185	1,167,404
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(d)	9.15%	04/16/2026			520	510,053
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/13/2027			1,117	1,118,164
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.75%	12/21/2024			218	216,141
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	4.81%	06/23/2024	GBP		986	1,155,089
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			411	398,698
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026			1,607	1,599,457
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	8.72%	03/05/2027			1,105	999,688
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024			469	463,548
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026			1,686	1,650,746
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027			2,123	2,109,209
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027			2,090	2,079,982
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025			20	19,176
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.66%	11/21/2024		$ 578	$ 574,127
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		7,052	6,290,360
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,209	5,160,967
NAS LLC
Revolver Loan(d)(f)	0.00%	06/01/2024		862	849,040
Term Loan(d)	7.50%	06/01/2024		8,527	8,399,432
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	11/18/2026		1,583	1,535,812
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		3,261	3,248,804
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		852	818,316
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3(e)	–	11/08/2024		572	567,347
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	10/01/2025		65	64,756
Speedster Bidco GmbH (Germany)
Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	259	306,354
Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR	175	207,394
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		7,197	7,110,901
Sportradar Capital (Luxembourg), Term Loan(e)	–	10/27/2027	EUR	391	467,375
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		2,114	2,119,535
Tempo Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.75%	10/01/2026		1	245
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.91%	11/16/2026		258	255,172
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	5.98%	03/20/2027		897	887,621
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		3,170	3,130,396
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.56%	02/28/2025		1,015	1,001,079
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		832	822,952
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		156	154,478
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	10/10/2024		173	163,893
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		1,105	1,055,935
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.68%	08/08/2026	GBP	391	516,215
					81,800,013
Cable & Satellite Television–4.21%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	07/15/2025			585	565,422
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	01/31/2026			221	213,833
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025			2,470	2,436,311
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%) (Acquired 11/23/2020; Cost $18,689)(i)	1.90%	04/30/2025			19	18,725
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027			340	333,301
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			1,609	1,594,797
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026			4,623	4,567,982
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.16%	04/15/2028			607	596,830
UPC Financing Partnership
Term Loan B-1(e)	–	01/31/2029	EUR		2,607	2,586,534
Term Loan B-2(e)	–	01/31/2029			2,608	2,586,533
Virgin Media Bristol LLC (United Kingdom)
Term Loan(e)	–	01/15/2029	EUR		376	451,227
Term Loan(e)	–	01/15/2029			3,314	3,295,405
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			6,212	6,106,119
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2028			2,912	2,855,837
						28,208,856
Chemicals & Plastics–4.60%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	01/31/2024			96	95,378
Aruba Investments, Inc.
First Lien Term Loan(e)	–	11/24/2027			1,029	1,026,638
Second Lien Term Loan(e)	–	11/24/2028			1,365	1,369,665
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026			4,092	4,104,547
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
BASF Construction Chemicals (Germany)
Term Loan(e)	–	08/07/2027	EUR	272	$ 326,224
Term Loan B-1(e)	–	07/30/2027	EUR	279	334,279
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.41%	05/16/2024		$ 513	513,033
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.00%	05/16/2024		239	238,562
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		2,323	2,162,624
First Lien PIK Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/06/2021	EUR	12	13,435
First Lien PIK Term Loan B-5, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/07/2021	EUR	15	16,756
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		289	269,306
First Lien PIK Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	1,360	1,516,231
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		398	397,753
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024		845	829,819
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	418	498,333
Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026		943	932,998
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	3.16%	03/28/2025		1,365	1,328,706
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.90%	03/30/2026		522	490,839
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		203	171,163
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		612	572,573
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		1,029	1,028,599
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		2,870	2,834,591
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	3.75%	11/14/2025		570	551,672
Oxea Corp.
Term Loan B-1(e)	–	10/11/2024	EUR	735	858,319
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		1,709	1,644,856
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	233	261,036
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.02%	02/27/2026		643	578,545
Potters Industries LLC, Term Loan B(d)(e)	–	11/19/2027		725	722,784
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		1,647	1,646,993
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.46%	02/07/2027		108	105,966
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025		3,048	2,998,298
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026		378	371,622
					30,812,143
Clothing & Textiles–1.09%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	09/27/2024			561	554,316
Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024			235	234,336
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.22%	05/01/2024			308	269,612
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.40%	05/17/2026			565	563,584
Mascot Bidco Oy (Finland)
Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,170	1,329,790
Term Loan B-2 (3 mo. EURIBOR + 6.25%)	6.25%	03/30/2026	EUR		356	418,168
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			3,278	3,216,941
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/25/2025			769	730,405
						7,317,152
Conglomerates–0.45%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	10/01/2026			659	653,956
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–(continued)
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		$ 1,849	$ 1,762,960
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025		393	374,409
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		264	230,769
					3,022,094
Containers & Glass Products–5.01%
Berlin Packaging LLC
Term Loan	3.23%	11/07/2025			132	129,469
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.31%	11/07/2025			981	958,605
Berry Global, Inc., Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026			6,364	6,264,160
Brook and Whittle Holding Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	6.00%	10/17/2024			9,006	8,870,954
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	3.52%	04/03/2024			298	284,848
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/14/2026			652	644,135
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	5.00%	03/21/2024			3,088	2,809,664
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.55%	06/29/2025			848	829,773
Term Loan (3 mo. USD LIBOR + 3.25%)	4.00%	12/29/2023			31	31,027
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			1,040	1,024,177
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024			203	201,503
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			595	594,641
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,332	2,882,126
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,922	2,250,109
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,178	1,378,872
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		771	911,564
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022			58	57,639
Libbey Glass, Inc.
Term Loan (1 mo. USD LIBOR + 3.00%)	0.00%	04/09/2021			536	89,391
Term Loan(e)	–	11/12/2025			1,137	1,131,390
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			804	796,435
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR		247	293,350
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	02/16/2026			792	780,310
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	4.75%	11/30/2023			52	51,824
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			313	307,850
						33,573,816
Cosmetics & Toiletries–1.09%
Alphabet Holding Co., Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.90%	09/26/2025			1,336	1,309,315
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	3.97%	08/11/2025			688	341,247
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			4,434	4,193,139
KDC/One (Canada), Term Loan(e)	–	12/22/2025	EUR		86	102,945
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	06/30/2024			726	714,490
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	01/26/2024			62	61,337
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)(d)	5.25%	06/05/2026	EUR		512	606,898
						7,329,371
Drugs–0.49%
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			1,756	1,710,050
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027			66	65,305
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025			1,231	1,214,962
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025			312	308,462
						3,298,779
Ecological Services & Equipment–3.43%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			1,153	1,133,928
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025			1,773	1,770,710
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
Groundworks LLC
Delayed Draw Term Loan(d)(f)	0.00%	01/17/2026		$ 5,411	$ 5,303,351
First Lien Incremental Term Loan (3 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2026		12,317	12,070,428
Revolver Loan(d)(f)	0.00%	01/17/2026		480	470,707
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		395	386,206
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		145	132,693
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	10/29/2028		910	909,660
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	02/06/2026		925	841,655
					23,019,338
Electronics & Electrical–11.51%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	09/19/2025			76	77,087
AQA Acquisition Holding, Inc., Term Loan B(e)	–	12/01/2027			858	854,516
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	10/22/2028			187	188,484
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025			765	755,774
BY Crown Parent LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.00%	02/02/2026			494	490,984
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			986	970,085
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			2,343	2,309,007
Dedalus Finance GmbH (Germany)
Term Loan B(e)	–	07/16/2027	EUR		592	710,025
Term Loan B(e)	–	07/16/2027	EUR		407	487,478
Delta Topco, Inc.
First Lien Term Loan(e)	–	10/15/2027			3,852	3,822,175
Second Lien Term Loan(e)	–	10/07/2028			594	598,452
Devoteam (Castillon SAS - Bidco) (France), Term Loan B(e)	–	10/09/2027	EUR		365	435,214
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.97%	11/06/2023			1,545	1,485,495
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		1,032	1,180,058
E2open LLC, Term Loan(e)	–	10/29/2027			35	35,068
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026			1,436	1,407,144
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	3.25%	07/04/2025	EUR		2,248	2,603,141
Exact Holding N.V., Term Loan(e)	–	09/17/2027			326	323,986
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			817	793,368
Go Daddy Operating Co. LLC
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/12/2027			1,541	1,538,302
Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	1.90%	02/15/2024			452	446,496
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025			325	327,524
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.50%	07/29/2024	EUR		481	570,774
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	07/29/2024			1,368	1,340,314
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			841	810,514
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			1,188	1,181,050
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR		1,166	1,389,747
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025			687	680,007
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027			4,979	4,928,194
Marcel Bidco LLC, Term Loan B(e)	–	03/16/2026			688	684,989
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025			3,287	3,276,612
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024			1,756	1,742,145
Mirion Technologies, Inc., Term Loan(e)	–	03/06/2026			774	770,606
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	07/05/2023			779	777,429
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026			2,222	1,969,244
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026			2,633	2,603,469
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024			2,742	2,623,686
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024			890	860,491
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Oberthur Technologies of America Corp., Term Loan B	3.75%	01/10/2024	EUR	1,000	$ 1,182,121
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		$ 548	456,025
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		2,346	2,072,343
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		1,992	1,827,323
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		1,378	1,366,502
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		567	561,522
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		5,225	5,071,651
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.15%	05/29/2026		349	342,315
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		3,912	3,550,347
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025		1,810	1,714,623
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.15%	11/02/2026		271	223,543
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.88%)	2.02%	10/31/2025		228	225,911
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.41%	08/01/2025		39	37,827
SkillSoft Corp., Term Loan(e)	–	04/27/2025		1,088	1,080,627
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		15	15,220
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		461	454,580
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		349	344,285
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		360	359,019
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	09/28/2024		1,340	1,326,167
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	05/04/2026		3,172	3,158,147
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		109	111,830
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		445	446,565
Veritas US, Inc., Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	341	409,156
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,620	1,607,801
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		1,203	1,203,322
					77,197,906
Equipment Leasing–0.28%
Boels Topholding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/06/2027	EUR		629	752,039
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			1,130	1,114,499
						1,866,538
Financial Intermediaries–1.15%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025			169	165,915
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			187	194,944
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			768	767,499
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			547	492,251
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			4,635	4,600,090
Saphilux S.a.r.l. (Luxembourg), Term Loan(e)	–	07/11/2025	EUR		414	489,312
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		589	695,799
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			299	296,253
						7,702,063
Food Products–3.92%
AMCP Pet Holdings, Inc.
Delayed Draw Term Loan(d)(f)	0.00%	10/05/2026			1,127	1,104,183
Revolver Loan(d)(f)	0.00%	10/05/2026			563	552,092
Term Loan B (2 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026			3,943	3,864,641
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	12/18/2026			1,503	1,502,939
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		378	446,220
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	7.25%	01/04/2022			2,845	2,807,855
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.90%	01/28/2028	EUR	70	$ 82,748
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028		$ 754	754,753
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		277	276,883
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025		3,227	3,169,971
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026		6,482	6,399,042
Manna Pro Products LLC
Delayed Draw Term Loan(d)	1.00%	12/08/2023		352	348,521
Delayed Draw Term Loan(d)(f)	0.00%	12/08/2023		87	86,225
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.00%	12/08/2023		1,467	1,452,096
Shearer’s Foods LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027		2,454	2,452,003
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028		198	196,512
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	693	820,281
					26,316,965
Food Service–4.31%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.91%	03/11/2025			94	91,344
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			836	813,359
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			665	607,213
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			63	62,260
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			709	697,264
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		1,119	1,310,870
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	02/07/2025	GBP		876	1,140,763
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	07/20/2025			1,246	1,212,918
IRB Holding Corp., First Lien Term Loan B(e)	–	12/01/2027			1,680	1,668,904
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	11/19/2026			17,224	16,787,874
NPC International, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(g)(j)	0.00%	04/18/2025			300	22,819
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026			431	416,821
Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	06/27/2023			2,808	2,724,522
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			1,348	1,353,104
						28,910,035
Health Care–5.65%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		667	794,566
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.82%	02/11/2026			1,124	1,120,475
Biogroup-LCD (France)
Term Loan (2 mo. EURIBOR + 4.75%)	4.75%	04/25/2026	EUR		393	471,319
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/25/2026	EUR		470	563,092
Curium Bidco S.a.r.l. (Luxembourg), Term Loan(e)	–	10/28/2027			1,238	1,232,345
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			39	38,377
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.50%	06/08/2026			937	931,837
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR		325	386,455
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			871	871,524
EyeCare Partners, LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027			2	1,744
Delayed Draw Term Loan(f)	0.00%	02/05/2027			19	18,594
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027			90	86,721
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.81%	03/05/2026			70	64,074
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		132	154,123
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			156	153,520
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			1,718	1,699,552
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022			47	47,180
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026			1,820	1,815,079
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.91%	01/17/2025		$ 224	$ 221,876
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.91%	03/07/2024		94	93,426
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.06%	06/11/2025		32	31,651
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,535	1,722,711
MB2 Dental Solutions LLC
Incremental Term Loan (3 mo. USD LIBOR + 6.50%)(d)	7.50%	10/01/2027		9,644	9,450,904
Revolving Incremental Term Loan (3 mo. USD LIBOR + 8.75%)(d)	8.50%	10/01/2025		145	141,763
Revolving Incremental Term Loan(d)(f)	0.00%	10/01/2025		1,302	1,275,873
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	08/13/2027		1,808	1,796,128
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B(e)	–	10/29/2027	EUR	366	437,047
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.55%	08/21/2026	GBP	229	300,590
Packaging Coordinators Midco, Inc., Term Loan(e)	–	09/25/2027		1,464	1,454,401
Precision Medicine Group LLC
Delayed Draw Term Loan(d)(f)	0.00%	10/30/2027		251	249,368
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	10/30/2027		1,924	1,911,819
Prophylaxis B.V. (Netherlands), Term Loan B(e)	–	06/05/2025	EUR	2,491	2,286,935
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		2,204	2,184,516
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026		285	285,026
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		20	19,159
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	1.91%	08/01/2024		104	101,967
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	487	570,496
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(f)	0.00%	04/01/2021	EUR	943	1,107,910
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.66%	10/22/2026		519	512,726
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/27/2025		283	282,983
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026		993	989,732
					37,879,584
Home Furnishings–1.65%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/04/2026			167	163,840
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/05/2024			535	526,526
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	0.75%	11/29/2024	EUR		513	436,974
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			768	772,530
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			2,950	2,679,632
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025			1,956	1,926,962
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024			2,433	2,378,498
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			464	442,953
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			1,762	1,758,101
						11,086,016
Industrial Equipment–2.30%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			77	76,398
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	10/01/2025			26	25,821
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			333	329,446
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024			460	461,090
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.90%	06/27/2026			689	669,931
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026			537	527,132
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			68	66,754
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			87	86,435
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			1,115	1,099,015
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			210	210,269
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	03/31/2027			783	770,063
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027			563	553,813
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.23%	01/02/2027		$ 366	$ 362,223
Kantar (United Kingdom)
Term Loan B(e)	–	10/23/2024		1,470	1,447,048
Term Loan B (3 mo. EURIBOR + 5.00%)	4.75%	12/04/2026	EUR	1,133	1,354,338
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025		182	180,913
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025		575	428,138
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		748	768,876
Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	04/16/2025		334	327,161
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	02/28/2025		939	886,381
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		535	415,199
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	08/14/2026		249	246,888
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	01/31/2024		170	166,721
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027		3,960	3,955,972
					15,416,025
Insurance–0.51%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			285	284,145
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			222	221,881
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR		606	729,363
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	07/23/2027			1,868	1,862,858
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025			305	298,738
						3,396,985
Leisure Goods, Activities & Movies–5.50%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			5,604	5,475,680
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.25%	04/22/2026			324	247,164
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023			3,231	3,228,953
Crown Finance US, Inc.
Term Loan(e)	–	02/28/2025	EUR		168	156,863
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			1,493	1,154,444
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			2,600	1,986,062
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023			863	850,142
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	3.86%	04/12/2024			1,564	1,522,619
Term Loan B-2 (3 mo. EURIBOR + 2.75%)	3.25%	05/03/2024	EUR		188	222,317
Fugue Finance B.V., Incremental Term Loan(e)	–	08/30/2024	EUR		450	533,361
HNVR Holdco Ltd. (United Kingdom)
Term Loan B(e)	–	09/12/2023	EUR		1,082	1,154,147
Term Loan C(e)	–	09/12/2025	EUR		2,394	2,546,545
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		604	598,731
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		362	359,355
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026			181	174,158
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR		1,007	1,172,416
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		571	649,751
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.32%	11/12/2026			345	327,239
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	11/12/2026			45	43,002
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/27/2026	EUR		944	1,115,430
Term Loan B-1(e)	–	09/27/2026	EUR		530	584,989
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			1,449	1,385,503
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026			358	354,302
USF S&H Holdco LLC
Term Loan A (1 mo. USD LIBOR + 15.00%)(d)	15.00%	06/30/2025			344	344,530
Term Loan A(d)(f)	0.00%	06/30/2025			1,132	1,132,026
Term Loan B (3 mo. USD LIBOR + 3.00%)(d)	3.23%	06/30/2025			9,457	9,456,959
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	105	$ 109,733
					36,886,421
Lodging & Casinos–4.20%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			$ 1,587	1,574,917
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026			1,438	1,357,545
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			1,445	1,451,060
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		659	711,527
Term Loan B-3-A(e)	–	07/31/2026	EUR		2,316	2,561,957
Ballys Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	05/10/2026			1,189	1,146,065
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025			1,083	1,075,200
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024			7,353	7,128,377
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			1,631	1,576,854
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.16%	09/18/2026			38	37,060
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.16%	11/30/2023			220	215,024
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	06/22/2026			983	961,113
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	2.66%	05/29/2026			1,226	1,204,472
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024			251	241,999
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	07/10/2025			3,106	3,118,214
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			1,865	1,814,906
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	12/20/2024			2,015	1,968,147
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	05/30/2025			24	23,481
						28,167,918
Nonferrous Metals & Minerals–1.16%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025			1,349	1,342,120
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)(g)(j)	0.00%	06/01/2025			2,317	1,870,986
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022			2,606	2,482,864
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			1,467	1,466,679
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025			698	611,027
						7,773,676
Oil & Gas–4.88%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024			474	426,072
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.73%	09/30/2024			1,109	1,098,374
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025			2,193	1,792,169
California Resources Corp.
Jr. DIP Term Loan(d)(e)	–	01/23/2021			1,242	1,242,460
Term Loan(e)	–	12/31/2021			2,083	65,960
Term Loan(e)	–	12/31/2022			2,433	915,550
Centurion Pipeline Co. LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025			675	666,421
Term Loan B-1 (1 mo. USD LIBOR + 4.00%)(d)	4.15%	09/29/2025			700	694,186
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/06/2023			2,763	1,763,834
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025			1,861	1,606,997
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021			230	229,074
DIP Delayed Draw Term Loan(d)(f)	0.00%	08/04/2021			2,067	2,061,666
First Lien Term Loan(j)	0.00%	04/11/2022			15,360	3,584,048
Second Lien Term Loan(j)	0.00%	04/11/2023			4,200	6,426
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			1,155	612,253
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023			1,638	796,494
Lower Cadence Holdings LLC, Term Loan	4.16%	05/22/2026			372	356,532
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025			865	807,406
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC(d)(f)	0.00%	06/30/2024		$ 3,645	$ 3,334,720
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(h)	3.00%	06/30/2025		802	546,939
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	06/30/2024		159	131,557
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025		280	276,532
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		2,114	2,033,959
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	8.50%	07/31/2022		1,665	1,531,847
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(g)(j)	0.00%	07/16/2021		8	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024		3,590	2,674,424
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.90%	03/11/2026		1,853	1,741,743
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	02/21/2021		554	561,997
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		10,057	1,069,977
Southcross Energy Partners L.P., Revolver Loan(d)(f)	0.00%	01/31/2025		70	65,612
					32,695,229
Publishing–2.32%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	04/11/2025			160	158,989
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024			432	431,641
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			6,369	5,935,325
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026			5,748	5,424,978
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	10/04/2023			71	69,985
Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025			3,511	3,523,428
						15,544,346
Radio & Television–0.60%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026			37	36,229
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024			13	13,099
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026			2,625	2,599,072
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/03/2024			477	466,968
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026			945	927,189
						4,042,557
Rail Industries–0.03%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.31%	12/30/2026			204	202,947
Retailers (except Food & Drug)–2.74%
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.65%	12/18/2026			301	245,183
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			1,433	1,423,824
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			665	670,785
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027			985	979,323
Kirk Beauty One GmbH (Germany)
Term Loan B-1(e)	–	08/12/2022	EUR		754	807,412
Term Loan B-2(e)	–	08/12/2022	EUR		338	361,464
Term Loan B-3(e)	–	08/12/2022	EUR		1,087	1,163,517
Term Loan B-4(e)	–	08/12/2022	EUR		711	760,642
Term Loan B-5(e)	–	08/12/2022	EUR		160	170,830
Term Loan B-6(e)	–	08/12/2022	EUR		568	608,297
Term Loan B-7(e)	–	08/12/2022	EUR		500	535,379
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			5,087	4,816,289
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022			5,835	5,813,983
						18,356,928
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–1.19%
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		$ 696	$ 679,360
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		3,646	3,558,748
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		540	514,791
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		235	232,764
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,673	1,503,789
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.65%	02/24/2025		625	624,973
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan B, 8.79% PIK Rate, 7.33% Cash Rate(h)	8.79%	03/29/2024	GBP	795	882,511
					7,996,936
Telecommunications–6.52%
Cablevision Lightpath LLC, Term Loan (e)	–	09/15/2027		57	56,311
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	03/15/2027		4,488	4,395,991
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		1,891	1,758,540
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	6,064
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027		2,502	2,506,891
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027		182	181,112
Frontier Communications Corp.
DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021		1,913	1,919,312
Term Loan B-1(e)	–	06/15/2024		2,011	2,010,671
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025		1,115	1,112,681
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024		242	239,962
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		2,021	2,020,604
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 3.60%)(g)	3.60%	07/13/2021		208	213,581
DIP Term Loan(f)(g)	0.00%	07/13/2021		70	71,194
Term Loan B-3(e)(g)	–	11/27/2023		4,552	4,623,929
Term Loan B-5(g)	8.63%	01/02/2024		1,918	1,953,779
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		358	358,590
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		1,080	1,057,270
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.90%	08/15/2026		24	23,477
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025		3,329	2,915,310
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.89%	11/30/2026		1,750	929,326
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		286	285,588
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	500	589,126
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		98	97,855
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		673	584,835
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		8,846	8,662,467
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.50%	05/02/2023		3,023	2,689,126
Windstream Services LLC, Term Loan B (3 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		2,506	2,418,638
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027		51	50,280
					43,732,510
Utilities–5.00%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.23%	10/25/2025		571	534,456
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		645	629,158
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		369	366,605
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024		3,780	3,766,368
Term Loan (2 mo. USD LIBOR + 2.75%)	2.40%	04/05/2026		5,622	5,573,246
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.16%	08/12/2026		1,882	1,857,751
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		2,325	2,323,524
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021		2,159	2,159,844
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.25%	12/19/2022		506	504,147
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		4,205	4,200,802
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	$ 2,903	$ 2,775,901
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025	110	109,740
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	3,550	3,229,367
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	200	182,141
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	2,358	2,336,035
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.09%)	3.23%	07/24/2026	249	248,644
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	951	932,113
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026	1,165	1,101,204
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026	125	117,752
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	12/08/2023	591	584,841
				33,533,639
Total Variable Rate Senior Loan Interests (Cost $850,008,186)					811,283,705
U.S. Dollar Denominated Bonds & Notes–12.77%
Aerospace & Defense–1.01%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025		344	365,930
TransDigm, Inc.(k)	8.00%	12/15/2025		2,328	2,545,668
TransDigm, Inc.(k)	6.25%	03/15/2026		3,648	3,871,458
					6,783,056
Air Transport–1.31%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025		582	665,424
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.50%	10/20/2025		2,147	2,268,368
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.75%	10/20/2028		2,965	3,196,248
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		1,619	1,517,945
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(k)	6.50%	06/20/2027		1,038	1,127,528
					8,775,513
Automotive–0.17%
Allison Transmission, Inc.(k)	5.88%	06/01/2029		841	938,863
Tenneco, Inc.(k)	7.88%	01/15/2029		190	209,950
					1,148,813
Building & Development–0.81%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028		844	877,076
Beacon Roofing Supply, Inc.(k)	4.50%	11/15/2026		301	313,699
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		4,404	4,059,938
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025		180	192,546
					5,443,259
Business Equipment & Services–0.42%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028		821	841,012
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026		281	301,548
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		102	110,798
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		1,594	1,576,067
					2,829,425
Cable & Satellite Television–2.48%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		323	330,327
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		2,735	2,888,844
Altice France S.A. (France)(k)	5.50%	01/15/2028		594	620,136
Altice France S.A. (France)(k)	8.13%	02/01/2027		1,225	1,350,434
Altice France S.A. (France)(k)	7.38%	05/01/2026		1,464	1,538,737
CSC Holdings LLC(k)	5.75%	01/15/2030		309	333,796
CSC Holdings LLC(k)	5.50%	05/15/2026		6,796	7,076,335
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		1,706	1,790,021
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026	$ 656	$ 687,491
				16,616,121
Electronics & Electrical–1.92%
CommScope, Inc.(k)	5.50%	03/01/2024		271	278,822
CommScope, Inc.(k)	6.00%	03/01/2026		3,740	3,950,618
Dell International LLC/EMC Corp.(k)	6.20%	07/15/2030		1,308	1,663,725
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029		2,871	3,470,654
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025		1,715	1,885,428
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		868	887,053
Riverbed Technology, Inc.(k)	8.88%	03/01/2023		1,035	724,500
					12,860,800
Food Service–0.29%
1011778 BC ULC/New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025		465	497,192
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		1,407	1,458,355
					1,955,547
Health Care–0.08%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		521	537,281
Industrial Equipment–0.92%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026		5,122	4,699,435
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028		640	686,800
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		705	741,572
					6,127,807
Leisure Goods, Activities & Movies–0.14%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025		673	540,924
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		376	403,965
					944,889
Lodging & Casinos–0.81%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		3,123	3,334,568
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		740	759,591
ESH Hospitality, Inc.(k)	4.63%	10/01/2027		1,318	1,339,747
					5,433,906
Oil & Gas–0.00%
Pacific Drilling S.A.(g)(k)	8.38%	10/01/2023		71	14,155
Radio & Television–1.13%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		6,784	5,270,320
iHeartCommunications, Inc.	6.38%	05/01/2026		1,024	1,085,721
iHeartCommunications, Inc.(k)	4.75%	01/15/2028		322	325,964
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		862	920,457
					7,602,462
Telecommunications–1.13%
Avaya, Inc.(k)	6.13%	09/15/2028		1,947	2,058,952
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		296	299,656
CenturyLink, Inc.(k)	4.00%	02/15/2027		675	698,706
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		572	593,650
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		454	492,785
Frontier Communications Corp.(k)	5.88%	10/15/2027		655	689,797
Goodman Networks, Inc.	8.00%	05/11/2022		1,673	937,212
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026		133	138,653
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		1,635	1,651,693
					7,561,104
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–0.15%
Calpine Corp.(k)	4.50%	02/15/2028		$ 274	$ 283,316
Calpine Corp.(k)	5.25%	06/01/2026		597	619,418
Vistra Operations Co. LLC(k)	4.30%	07/15/2029		81	90,742
					993,476
Total U.S. Dollar Denominated Bonds & Notes (Cost $85,602,430)					85,627,614
			Shares
Common Stocks & Other Equity Interests–5.73%(l)
Aerospace & Defense–0.83%
IAP Worldwide Services, Inc.(d)(m)				320	5,573,933
Automotive–0.06%
ThermaSys Corp.(m)				881,784	198,401
Transtar Holding Co., Class A(m)				2,509,496	225,855
					424,256
Building & Development–0.01%
Five Point Holdings LLC, Class A(m)				10,736	60,551
Lake at Las Vegas Joint Venture LLC, Class A(d)(m)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)(m)				9	0
					60,551
Business Equipment & Services–0.14%
Checkout Holding Corp.(m)				7,731	5,798
Crossmark Holdings, Inc.(d)(m)				5,085	931,286
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)(m)				659	0
					937,084
Conglomerates–0.00%
Euramax International, Inc.(d)(m)				4,207	0
Drugs–0.02%
Envigo RMS Holding Corp., Class B(d)(m)				14,480	99,622
Financial Intermediaries–0.00%
RJO Holdings Corp.(d)(m)				1,481	1,482
RJO Holdings Corp., Class A(d)(m)				1,142	1,142
RJO Holdings Corp., Class B(d)(m)				1,667	17
					2,641
Health Care–0.00%
New Millennium Holdco(d)(m)				134,992	0
Industrial Equipment–0.10%
North American Lifting Holdings, Inc.(m)				40,530	699,143
Leisure Goods, Activities & Movies–0.87%
USF S&H Holdco LLC(d)(n)				9,844	5,801,880
Lodging & Casinos–0.87%
Bally’s Corp.				120,357	5,347,462
Caesars Entertainment, Inc.(m)				7,110	484,333
					5,831,795
Oil & Gas–0.24%
AF Global, Inc.(m)				441	4,410
Fieldwood Energy LLC(m)				25,806	0
Fieldwood Energy LLC(m)				6,967	0
HGIM Corp.(m)				3,232	1,212
HGIM Corp., Wts. expiring 07/02/2043(m)				14,442	5,416
McDermott International Ltd.(m)				352,986	391,814
NexTier Oilfield Solutions, Inc.(m)				42,011	117,631
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares		Value
Oil & Gas–(continued)
Paragon Offshore Finance Co., Class A(g)(m)				2,308	$ 692
Paragon Offshore Finance Co., Class B(g)(m)				1,154	8,078
Samson Investment Co., Class A(m)				132,022	429,071
Southcross Energy Partners L.P.(m)				40,880	5,723
Transocean Ltd.(m)				208,610	385,929
Tribune Resources, Inc.(m)				337,847	270,278
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)				87,471	2,624
					1,622,878
Publishing–1.41%
Clear Channel Outdoor Holdings, Inc.(m)				425,644	642,723
F&W Publications, Inc.(d)(m)				15,519	0
MC Communications LLC(d)(m)				333,084	0
Merrill Communications LLC, Class A(m)				399,283	8,784,226
					9,426,949
Radio & Television–0.27%
iHeartMedia, Inc., Class A(m)				24,518	293,113
iHeartMedia, Inc., Class B(m)				42	320
iHeartMedia, Inc., Wts., expiring 05/01/2039(m)				156,176	1,522,716
					1,816,149
Retailers (except Food & Drug)–0.06%
Claire’s Stores, Inc.				390	92,625
Fullbeauty Brands Holdings Corp.(m)				3,944	9,071
Payless, Inc., Class A(d)(m)				72,806	728
Toys ’R’ Us-Delaware, Inc.(m)				14	377
Toys ’R’ Us-Delaware, Inc.(m)				15	36,298
Vivarte S.A.S.(d)(m)				233,415	241,398
					380,497
Surface Transport–0.35%
Commercial Barge Line Co.(m)				8,057	326,308
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)				31,515	756,360
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)				27,709	921,324
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)				8,470	343,035
Commercial Barge Line Co., Wts., expiring 04/30/2045(m)				27,709	11,738
Commercial Barge Line Co., Wts., expiring 08/18/2030(m)				31,515	10,013
					2,368,778
Telecommunications–0.00%
Goodman Networks, Inc.(d)(m)				105,288	0
Utilities–0.50%
Vistra Corp.				157,972	2,950,917
Vistra Operations Co. LLC(d)(m)				556,365	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				377,472	424,845
					3,375,762
Total Common Stocks & Other Equity Interests (Cost $59,167,051)					38,421,918
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–2.27%(o)
Automotive–0.18%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(p)	4.88%	04/15/2024	EUR	1,000	1,196,930
Building & Development–0.06%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(p)	5.13%	11/15/2022	EUR	100	101,392
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	321	322,619
					424,011
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–0.29%
Altice Financing S.A. (Luxembourg)(k)	3.00%	01/15/2028	EUR	423	$ 486,582
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,292	1,475,636
					1,962,218
Electronics & Electrical–0.03%
Centurion Bidco S.p.A. (Italy)(k)	5.88%	09/30/2026	EUR	148	180,439
Financial Intermediaries–0.91%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	08/01/2024	EUR	200	197,804
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(p)	6.38%	06/14/2024	EUR	480	585,065
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)(p)	6.25%	05/01/2026	EUR	1,168	1,398,613
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	1,523	1,875,504
Newday Bondco PLC (Jersey)(k)	7.38%	02/01/2024	GBP	572	701,557
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(p)	6.54%	02/01/2023	GBP	1,062	1,305,019
					6,063,562
Home Furnishings–0.56%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	2,801	3,777,003
Leisure Goods, Activities & Movies–0.03%
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(k)(p)	4.13%	02/15/2023	EUR	199	220,782
Lodging & Casinos–0.21%
TVL Finance PLC (United Kingdom)(k)(p)	5.42%	07/15/2025	GBP	1,219	1,417,503
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,931,743)					15,242,448
Asset-Backed Securities–0.47%
Structured Products–0.47%
Avoca CLO XVII DAC, Series 17A, Class E-R (Netherlands) (3 mo. EURIBOR + 6.38%)(k)(p)	6.38%	10/15/2032	EUR	463	541,101
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)(p)	5.10%	08/05/2030	EUR	174	200,279
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class E (Ireland) (3 mo. EURIBOR + 5.83%)(k)(p)	1.00%	04/29/2034	EUR	588	681,993
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(k)(p)	4.96%	10/25/2028		$ 1,489	1,489,008
OCP Euro CLO DAC, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	01/15/2032	EUR	201	226,970
Total Asset-Backed Securities (Cost $3,071,908)					3,139,351
			Shares
Preferred Stocks–0.37%(l)
Automotive–0.02%
ThermaSys Corp., Series A				187,840	120,687
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(d)				325	3,244
Oil & Gas–0.04%
Southcross Energy Partners L.P., Series A, Pfd.				258,709	151,345
Southcross Energy Partners L.P., Series B, Pfd.				74,545	106,227
					257,572
Surface Transport–0.31%
Commercial Barge Line Co., Series A, Pfd.				29,979	816,928
Commercial Barge Line Co., Series B, Pfd.				39,456	1,311,912
					2,128,840
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)				125,268	0
Total Preferred Stocks (Cost $2,872,203)					2,510,343

Money Market Funds–6.37%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(n)(q)				14,967,098	14,967,098
Invesco Liquid Assets Portfolio,Institutional Class, 0.07%(n)(q)				10,655,736	10,659,998
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 0.01%(n)(q)	17,105,255	$ 17,105,255
Total Money Market Funds (Cost $42,732,408)			42,732,351
TOTAL INVESTMENTS IN SECURITIES(r)–148.97% (Cost $1,058,385,929)			998,957,730
BORROWINGS–(25.58)%			(171,500,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.86)%			(99,666,874)
OTHER ASSETS LESS LIABILITIES–(8.53)%			(57,232,026)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%			$670,558,830
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The value of this security at period end represented less than 1% of the Trust’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $5,484,279, which represented less than 1% of the Trust’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $100,468,535, which represented 14.98% of the Trust’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,532,185	$101,067,354	$(101,632,441)	$-	$-	$14,967,098	$12,833
Invesco Liquid Assets Portfolio, Institutional Class	10,723,573	73,588,058	(73,648,782)	(1,129)	(1,722)	10,659,998	17,354
Invesco Treasury Portfolio, Institutional Class	17,751,068	115,505,547	(116,151,360)	-	-	17,105,255	12,900
Investments in Other Affiliates:
USF S&H Holdco LLC	-	7,100,293	-	(1,298,413)	-	5,801,880	-
Total	$44,006,826	$297,261,252	$(291,432,583)	$(1,299,542)	$(1,722)	$48,534,231	$43,087

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Barclays Bank PLC	USD	3,277,637	GBP	2,474,667	$22,049
12/15/2020	BNP Paribas S.A.	USD	535,811	CHF	489,672	3,294
12/15/2020	Canadian Imperial Bank of Commerce	USD	3,410,686	GBP	2,574,760	22,462
12/15/2020	Citibank, N.A.	USD	19,216,246	EUR	16,255,062	181,124
12/15/2020	Morgan Stanley, N.A.	CHF	489,672	USD	539,220	115
12/15/2020	Morgan Stanley, N.A.	USD	19,222,586	EUR	16,255,062	174,785
12/15/2020	Morgan Stanley, N.A.	USD	3,410,957	GBP	2,574,760	22,191
12/15/2020	State Street Bank & Trust Co.	USD	19,360,627	EUR	16,370,542	174,548
Subtotal—Appreciation						600,568
Currency Risk
12/15/2020	Barclays Bank PLC	EUR	16,293,528	USD	19,237,850	(205,423)
01/15/2021	Barclays Bank PLC	GBP	2,586,738	USD	3,427,201	(23,626)
12/15/2020	BNP Paribas S.A.	EUR	16,293,528	USD	19,241,105	(202,167)
01/15/2021	BNP Paribas S.A.	CHF	489,672	USD	536,401	(3,378)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	2,495,003	USD	3,263,613	(63,188)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	2,589,038	USD	3,430,704	(23,192)
12/15/2020	Citibank, N.A.	GBP	2,477,092	USD	3,240,091	(62,828)
01/15/2021	Citibank, N.A.	EUR	16,642,127	USD	19,693,603	(185,688)
01/15/2021	JP Morgan Chase Bank, N.A.	EUR	269,380	USD	321,267	(512)
12/15/2020	Morgan Stanley, N.A.	GBP	175,000	USD	227,688	(5,654)
01/15/2021	Morgan Stanley, N.A.	EUR	16,791,902	USD	19,874,808	(183,393)
01/15/2021	Morgan Stanley, N.A.	GBP	2,589,038	USD	3,431,006	(22,889)
12/15/2020	Royal Bank of Canada	EUR	16,293,610	USD	19,200,276	(243,095)
01/15/2021	Royal Bank of Canada	EUR	749,048	USD	889,148	(5,602)
12/15/2020	State Street Bank & Trust Co.	GBP	2,477,092	USD	3,239,963	(62,957)
01/15/2021	State Street Bank & Trust Co.	EUR	16,136,251	USD	19,104,466	(170,548)
01/15/2021	UBS AG	GBP	134,034	USD	177,685	(1,123)
Subtotal—Depreciation						(1,465,263)
Total Forward Foreign Currency Contracts						$(864,695)

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended November 30, 2020, there were transfers from Level 2 to Level 3 of $7,565,298 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $13,916,548, due to third-party vendor quotations utilizing more than one market quote.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$655,713,819	$155,569,886	$811,283,705
U.S. Dollar Denominated Bonds & Notes	—	84,109,669	1,517,945	85,627,614
Common Stocks & Other Equity Interests	10,674,473	15,095,957	12,651,488	38,421,918
Non-U.S. Dollar Denominated Bonds & Notes	—	15,242,448	—	15,242,448
Asset-Backed Securities	—	3,139,351	—	3,139,351
Preferred Stocks	—	2,507,099	3,244	2,510,343
Money Market Funds	42,732,351	—	—	42,732,351
Total Investments in Securities	53,406,824	775,808,343	169,742,563	998,957,730
Other Investments - Assets*
Investments Matured	—	—	650,840	650,840
Forward Foreign Currency Contracts	—	600,568	—	600,568
	—	600,568	650,840	1,251,408
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,465,263)	—	(1,465,263)
Total Other Investments	—	(864,695)	650,840	(213,855)
Total Investments	$53,406,824	$774,943,648	$170,393,403	$998,743,875

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2020:
	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
Variable Rate Senior Loan Interests	$113,307,850	$112,360,343	$(57,982,721)	$358,716	$71,926	$(5,262,964)	$6,633,284	$(13,916,548)	$155,569,886
U.S. Dollar Denominated Bonds & Notes	1,858,943	—	(249,000)	—	—	(91,998)	—	—	1,517,945
Common Stocks & Other Equity Interests	6,601,050	7,501,379	(2,279,273)	—	(3,705,414)	3,601,732	932,014	—	12,651,488
Preferred Stocks	129,780	—	—	—	—	(126,536)	—	—	3,244
Investments Matured	481,120	108,539	(102,616)	—	—	163,797	—	—	650,840
Total	$122,378,743	$119,970,261	$(60,613,610)	$358,716	$(3,633,488)	$(1,715,969)	$7,565,298	$(13,916,548)	$170,393,403
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$16,364,141	Interpolated Required Return	Implied Yield	N/A	9.8%	(a)
Groundworks LLC, First Lien Incremental Term Loan	12,070,428	Loan Origination Value	Original Cost	N/A	98% of par	(b)
(a)	The Trust fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	The Trust fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Income Trust